FINANCIAL INSTRUMENTS - Foreign Currency Hedging (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2024 USD ($) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 EUR (€) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 GBP (£) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 AUD ($) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 CNY (¥) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 BRL (R$) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 KRW (₩) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 INR (₨) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 HKD ($) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 CAD ($) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 AED (د.إ) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Jun. 30, 2024 SEK (kr) £ / $ $ / $ € / $ ₨ / $ ₩ / $ $ / $ R$ / $ ¥ / $ kr / $ $ / $ د.إ / $ £ / €	Dec. 31, 2023 USD ($) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 EUR (€) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 GBP (£) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 AUD ($) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 CNY (¥) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 BRL (R$) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 KRW (₩) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 INR (₨) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 HKD ($) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 CAD ($) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $	Dec. 31, 2023 SEK (kr) ¥ / $ $ / $ ₩ / $ $ / $ £ / € € / $ £ / $ R$ / $ kr / € $ / $ ₨ / $
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (78,756)												$ (77,610)
Financial assets	9,928												10,905
Euros | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €		€ 3,402												€ 3,026
Financial liabilities	$ (162)												$ (293)
Euros | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89
Euros | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98	0.98
British Pounds | Net investment hedges | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Notional | £			£ 2,395												£ 1,758
Financial liabilities	$ (306)												$ (334)
British Pounds | Net investment hedges | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional | £			£ 291												£ 375
Rates | £ / €	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86
Financial liabilities													$ (4)
Financial assets	$ 5
British Pounds | Net investment hedges | Bottom of range | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77
British Pounds | Net investment hedges | Top of range | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Australian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional				$ 172												$ 230
Financial liabilities	$ (8)												$ (9)
Australian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48
Australian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.50	1.50	1.50	1.50	1.50	1.50	1.50	1.50	1.50	1.50	1.50	1.50	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51	1.51
Chinese Yuan | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥					¥ 0												¥ 0
Financial liabilities	$ (2)												$ (2)
Chinese Yuan | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59
Chinese Yuan | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77
Brazilian Reais | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | R$						R$ 7,139												R$ 9,351
Financial liabilities	$ (2)												$ (173)
Brazilian Reais | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92	4.92
Brazilian Reais | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	7.64	7.64	7.64	7.64	7.64	7.64	7.64	7.64	7.64	7.64	7.64	7.64	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37	7.37
South Korean Won | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₩							₩ 774,244												₩ 820,473
Financial liabilities													$ (19)
Financial assets	$ 6
South Korean Won | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55
South Korean Won | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410
Indian Rupee | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₨								₨ 70,227												₨ 69,151
Financial liabilities	$ (25)												$ (19)
Indian Rupee | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	83.39	83.39	83.39	83.39	83.39	83.39	83.39	83.39	83.39	83.39	83.39	83.39	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82	81.82
Indian Rupee | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84
Hong Kong Dollar | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional									$ 903												$ 709
Rates | $ / $	7.81	7.81	7.81	7.81	7.81	7.81	7.81	7.81	7.81	7.81	7.81	7.81
Financial liabilities													$ 0
Financial assets	$ 1
Hong Kong Dollar | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $													7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75	7.75
Hong Kong Dollar | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $													7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84	7.84
Canadian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional										$ 176												$ 18
Financial liabilities													$ 0
Financial assets	$ 0
Canadian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28
Canadian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
Canadian Dollars | Cross currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional										$ 1,900												$ 2,500
Financial liabilities	$ (50)												$ (16)
Canadian Dollars | Cross currency swaps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Canadian Dollars | Cross currency swaps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
United Arab Emirates, Dirhams | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | د.إ											د.إ 41
Rates | د.إ / $	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67
Financial assets	$ 0
China, Yuan Renminbi - Offshore CNH | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥					¥ 4,095												¥ 4,022
Financial assets	$ 14												$ 1
China, Yuan Renminbi - Offshore CNH | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54
China, Yuan Renminbi - Offshore CNH | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.28	7.28	7.28	7.28	7.28	7.28	7.28	7.28	7.28	7.28	7.28	7.28	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02	7.02
Swedish Krona | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | kr												kr 2,118											kr 1,953
Financial liabilities	$ (1)												$ (10)
Swedish Krona | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	10.09	10.09	10.09	10.09	10.09	10.09	10.09	10.09	10.09	10.09	10.09	10.09	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03	10.03
Swedish Krona | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	10.55	10.55	10.55	10.55	10.55	10.55	10.55	10.55	10.55	10.55	10.55	10.55	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01	11.01